May 01, 2021
Extended Market Index Fund
USAA Extended Market Index Fund Summary
Investment Objective
The USAA Extended Market Index Fund (the “Fund”) seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Wilshire 4500 Completion IndexSM (the “Index”).
Fees and Expenses
The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.For the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategy
The Fund’s principal investment strategy is, under normal market conditions, to invest at least 80% of its assets in securities or other financial instruments of companies that are components of, or have economic characteristics similar to, the securities included in the Index. This strategy may be changed upon 60 days’ written notice to shareholders.The Index is a market cap-weighted index consisting of the small and mid-cap companies in the U.S. equity market. The Index consists of the securities within the Wilshire 5000 Total Market Index (“Parent Index”) after eliminating the companies included in the S&P 500 Index. The Parent Index measures the performance of all U.S. equity securities with readily available price data. The number of securities in the Index fluctuates and may be more or less than 4,500. As of March 31, 2021, the market capitalization range of the companies included in the Index was between $112.62 billion and less than $1 million. The size of companies in the Index changes with market conditions and the composition of the Index.In seeking to track the performance of the Index, the Fund uses the “sampling” method of indexing. Under this approach, the Fund selects a representative sample of stocks and/or derivatives that resemble the Index in terms of industry weightings, market capitalization, and other characteristics. It is not the Fund’s intent to fully replicate the Index.
Principal Risks
Any investment involves risk, and there is no assurance that a Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in a Fund.The Fund’s investments are subject to the following principal risks:Market Risk – Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.Small-Capitalization and Mid-Capitalization Stock Risk – The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.Tracking Error Risk – While the Fund attempts to match the performance of the Index as closely as possible before the deductions of fees and expenses, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund’s performance may be affected by factors such as the size of the Fund’s portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund’s cash flow may affect how closely the Fund tracks the Index. The Fund’s use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.Passive Management Risk – The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Fund’s Index or of the actual securities included in the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance could be lower than actively managed funds that can shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.Derivatives Risk – The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The bar chart illustrates the Fund's volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index. Performance reflects any expense limitations in effect during the periods shown.Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at VictoryFunds.com or by calling (800) 235-8396.
RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31
The year-to-date return of the Fund Shares as of March 31, 2021, was 8.54%.During the periods shown in the chart:ReturnsQuarter endedHighest Quarter Return30.18%June 30, 2020Lowest Quarter Return-28.14%March 31, 2020After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2020